CONVERTIBLE SENIOR NOTES (Details)		12 Months Ended
	Apr. 07, 2011 USD ($)	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2011 USD ($)	Mar. 15, 2011 USD ($)
CONVERTIBLE SENIOR NOTES [Line Items]
Cash used for repurchase of debt		$ 0	$ 25,931,219	$ 54,376,600
Net gain repurchase of debt		0	212,056	13,693,269
Amortization of deferred convertible notes issuance costs and premium		$ 0	32,935	764,527
Convertible Senior Notes due 2018 [Member]
CONVERTIBLE SENIOR NOTES [Line Items]
Debt issued						$ 175,000,000
Interest rate (as a percent)		4.125%
Redemption price at the option of the holder as a percentage of principal amount together with any accrued but unpaid interest		100.00%
Repurchase of debt			26,145,000	68,454,000	$ 88,384,000
Cash used for repurchase of debt			25,931,219	54,376,600	57,055,127
Net gain repurchase of debt			212,056	13,693,269	28,349,939
Maximum aggregate principal amount pertaining to exercise of over-allotment of debt by initial purchasers	$ 25,000,000	$ 100
Deferred issuance cost expensed			1,725	$ 384,131	2,978,934
Refund of portion of premium paid due to repurchase of debt					861,280
Amortization of deferred convertible notes issuance costs and premium		$ 32,935	$ 764,527
Debt Issuance Cost					$ 7,156,101
Convertible Senior Notes due 2018 [Member] | American Depository Shares (ADS) [Member]
CONVERTIBLE SENIOR NOTES [Line Items]
Conversion price of debts (in pound sterling per share/in dollars per ADS) | $ / shares				$ 10.5473
Number of shares to be allotted and issued on full conversion of debts (in shares/ADS)				2,478,833
Cap price (in dollars per ADS) | $ / shares		$ 15.0675
Premium of preliminary option		$ 21,504,779
Premium of over-allotment option		$ 3,197,500